Jul. 23, 2026
Venerable Large Cap Index Fund | Venerable Large Cap Index Fund
VII.	The table in the section of the Prospectus titled “Annual Fund Operating Expenses” under “FUND SUMMARY: Venerable Large Cap Index Fund” is deleted in its entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class V	Class I
Management Fees	0.15%	0.15%
Distribution and/or Service Fees (12b-1 Fees)	0.30%	0.00%
Other Expenses	0.12%	0.12%
Total Annual Operating Expenses	0.57%	0.27%

VIII.	The section in the Prospectus titled “Example” under “FUND SUMMARY: Venerable Large Cap Index Fund” is deleted in its entirety and replaced with the following:

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example does not reflect expenses and charges which are, or may be, imposed under your Variable Contract. If the example were to reflect the deduction of such charges, the costs shown would be greater. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs and returns might be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class V Shares	$58	$183	$318	$714
Class I Shares	$28	$87	$152	$343

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VENERABLE VARIABLE INSURANCE TRUST

Venerable US Large Cap Strategic Equity Fund

Venerable High Yield Fund

Venerable Strategic Bond Fund

Venerable Large Cap Index Fund

Venerable Moderate Allocation Fund

SUPPLEMENT DATED JULY 23, 2026, TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 29, 2026

This Supplement updates certain information contained in the Prospectus and Statement of Additional Information (“SAI”) dated April 29, 2026, of the Venerable US Large Cap Strategic Equity Fund, Venerable High Yield Fund, Venerable Strategic Bond Fund, Venerable Large Cap Index Fund, and Venerable Moderate Allocation Fund (each a “Fund”, collectively, the “Funds”), each a series of Venerable Variable Insurance Trust (the “Trust”). You should read this Supplement in conjunction with the Funds’ Prospectus and SAI and retain it for future reference. You may obtain these documents, free of charge, by writing to the Trust at 1475 Dunwoody Drive, Suite 200, West Chester, PA 19380, or you can view, download, and print the documents at the Trust’s website at https://docs.venerable.com/#/venerable-variable-insurance-trust.

Effective September 6, 2026, the following changes are being made to the Funds’ Prospectus and SAI: